Offerings	Nov. 12, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The fee of $7,204.34 was paid in connection with the filing of the Schedule TO by Federated Hermes Project and Trade Finance Tender Fund (File No. 005-89950) on August 22, 2025 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 47,056,450.62
Amount of Registration Fee	$ 7,204.34
Offering Note	The fee of $7,204.34 was paid in connection with the filing of the Schedule TO by Federated Hermes Project and Trade Finance Tender Fund (File No. 005-89950) on August 22, 2025 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.